Schedule of Deferred Financing Cost (Details)	12 Months Ended
Dec. 31, 2011
Deferred Financing Costs Schedule Of Deferred Financing Cost 1	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 2	1,283
Deferred Financing Costs Schedule Of Deferred Financing Cost 3	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 4	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 5	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 6	(1,283)
Deferred Financing Costs Schedule Of Deferred Financing Cost 7	0
Deferred Financing Costs Schedule Of Deferred Financing Cost 8	0